MASSMUTUAL PREMIER FUNDS
Supplement dated May 1, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information found on page 13 in the last sentence of the second paragraph under Principal Investment Strategies for the Inflation-Protected and Income Fund:
The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE